Leases - Summary of Carrying Amounts of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
At January 1	£ 371	£ 645
Re-measurement of liability	480	4
Accretion of interest	21	18	£ 26
Payments	(227)	(296)
Effect of foreign currency exchange differences	(6)
At December 31	639	371	£ 645
Current	243	207
Non-current	£ 396	£ 164